Schedule of Net Loss Per Share (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Sep. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Business Acquisition [Line Items]
Denominator: Weighted average number of ordinary shares, basic	1					1
Denominator: Weighted average number of ordinary shares, diluted	1					1
Basic net income (loss) per ordinary share	$ (2,866)					$ (62,741)
Diluted net income (loss) per ordinary share	$ (2,866)					$ (62,741)
Common Class A [Member]
Business Acquisition [Line Items]
Numerator: net income (loss) allocable to ordinary shares		$ 598,613	$ 776,367	$ 1,213,101	$ 1,605,407		$ 2,885,807	$ 699,108
Denominator: Weighted average number of ordinary shares, basic		7,304,510	12,032,500	7,668,339	12,032,500		10,532,255	9,712,813
Denominator: Weighted average number of ordinary shares, diluted		7,304,510	12,032,500	7,668,339	12,032,500		10,532,255	9,712,813
Basic net income (loss) per ordinary share		$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27	$ 0.07
Diluted net income (loss) per ordinary share		$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27	$ 0.07
Class A Common [Member]
Business Acquisition [Line Items]
Denominator: Weighted average number of ordinary shares, basic							10,532,255	9,712,183
Denominator: Weighted average number of ordinary shares, diluted							10,532,255	9,712,183
Common Class B [Member]
Business Acquisition [Line Items]
Numerator: net income (loss) allocable to ordinary shares		$ 235,609	$ 185,502	$ 454,814	$ 383,560		$ 787,741	$ 206,950
Denominator: Weighted average number of ordinary shares, basic		2,875,000	2,875,000	2,875,000	2,875,000		2,875,000	2,875,000
Denominator: Weighted average number of ordinary shares, diluted		2,875,000	2,875,000	2,875,000	2,875,000		2,875,000	2,875,000
Basic net income (loss) per ordinary share		$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27	$ 0.07
Diluted net income (loss) per ordinary share		$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27	$ 0.07